Cash, Cash Equivalents and Short- Term Investments - Cash, Cash Equivalents and Short-Term Investments of Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 262	$ 1,610
Restricted cash, long-term	15	16
Total cash, cash equivalents and restricted cash	$ 277	$ 1,626	$ 400	$ 247